Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation Allowances and Qualifying Accounts [Abstract]
VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE V—VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in thousands)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2011
Allowance for estimated losses on mortgage loans	$1,670	$1,642	$—	$2,675	$637
Year ended December 31, 2010
Allowance for estimated losses on mortgage loans	$4,250	$2,922	$—	$5,502	$1,670
Year ended December 31, 2009
Allowance for estimated losses on mortgage loans	$449	$5,264	$—	$1,463	$4,250